Fair Value Measurement - Summary of Comparison By Class of Carrying Amount and Fair Value of Group Financial Instruments (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Fair value	₽ 294,576	₽ 421,179
Carrying amount	318,938	436,825
Level 2 of fair value hierarchy [member] | Floating rate loans and borrowings [member] | Financial liabilities measured at amortised cost [member]
Disclosure of fair value measurement of liabilities [line items]
Fair value	284,427	357,276
Carrying amount	308,657	370,312
Level 2 of fair value hierarchy [member] | Fixed rate loans and borrowings [member] | Financial liabilities measured at amortised cost [member]
Disclosure of fair value measurement of liabilities [line items]
Fair value	5,734	11,169
Carrying amount	5,907	11,727
Level 2 of fair value hierarchy [member] | Other non-current financial liabilities [member] | Financial liabilities measured at amortised cost [member]
Disclosure of fair value measurement of liabilities [line items]
Fair value	1,919	46,200
Carrying amount	1,901	48,303
Level 1 of fair value hierarchy [member] | Bond [member] | Financial liabilities measured at amortised cost [member]
Disclosure of fair value measurement of liabilities [line items]
Fair value	2,496	6,534
Carrying amount	₽ 2,473	₽ 6,483